Income Taxes Federal Statutory Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.50%	2.10%	2.20%
Non-deductible expenses	2.00%	0.30%	0.30%
Domestic manufacturing deduction	(1.30%)	(0.00%)	(0.00%)
Unrecognized tax benefits	0.80%	1.30%	(1.00%)
Valuation allowance	0.50%	0.00%	0.00%
Other	(1.00%)	(0.40%)	(0.50%)
Total	38.50%	38.30%	36.00%